Bank Loans (Details) - Loan Agreement [Member] - USD ($) $ in Thousands			3 Months Ended	6 Months Ended		12 Months Ended
	Dec. 09, 2020	Sep. 29, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Bank Loans (Details) [Line Items]
Credit facility agreement, description			Glory Star Beijing entered into another two-year credit facility agreement of maximum $1,549 with China Merchants Bank. On March 27, 2020, Glory Star Beijing made a withdraw of $1,549, which was due on March 26, 2021. The loan bears a fixed interest rate of 4.3%. The loan was fully repaid in March, 2021. The same amount of loan was reissued on the same date with a fixed interest rate of 4.3%. The loan will be due in March, 2022.
Weighted average interest rate				7.03%	6.72%
Interest expense related to bank loans				$ 250	$ 192
Bank of Beijing [Member]
Bank Loans (Details) [Line Items]
Working capital	$ 465
Maturity date	Dec. 09, 2021
Fixed interest rate	4.76%
Guarantee fee				8
Unamortized guarantee fee balance				$ 4
Effective interest rate				6.57%
China Merchants Bank [Member]
Bank Loans (Details) [Line Items]
Credit facility agreement, description						In December 2020, Glory Star Beijing entered into a loan agreement with China Merchants Bank to borrow $1,549 as working capital for one year, with maturity date of December 29, 2021. The loan bears a fixed interest rate of 4.45% per annum. The Company incurred guarantee fee in the amount of $35 for the loan of which the unamortized balance was $18 as of June 30, 2021. Loan issuance costs are presented on the consolidated balance sheets as a direct deduction from the carrying amount of the loan and amortized to interest expense using the effective interest rate of 6.89% as of June 30, 2021.
Huaxia Bank [Member]
Bank Loans (Details) [Line Items]
Fixed interest rate			6.09%
Effective interest rate				8.13%
Bank loans			$ 152
Guarantee fee, description			The Company incurred guarantee fee in the amount of $3 for the loan’s short-term portion of which the unamortized balance was $0 as of June 30, 2021
Leshare Beijing [Member]
Bank Loans (Details) [Line Items]
Credit facility agreement, description		On September 29, 2020, Leshare Beijing entered into a two-year credit facility agreement of maximum $1,084 and a one-year credit facility agreement of maximum $465 with Xiamen International Bank, respectively. On September 30, 2020, Leshare Beijing withdrew $1,084 and $465, respectively, both with maturity date of March 29, 2021. These loans bear fixed interest rate of 6.0% and 5.5% respectively. Both loans were repaid in March, 2021 and were reissued on the same date with the fixed interest rate of 6.0% and 5.5% respectively. The loans will be due in September, 2021. These loans are guaranteed by Horgos, and Mr. Zhang Bing, the Chairman of the Company’s board of directors